Tax (Tables)	12 Months Ended
Dec. 31, 2012
Details of current and deferred taxes
Details of current and deferred taxes
in	2012	2011	2010

Current and deferred taxes (CHF million)

Switzerland	140	38	81

Foreign	582	437	243

Current income tax expense	722	475	324

Switzerland	(123)	(176)	(149)

Foreign	(103)	372	1,373

Deferred income tax expense	(226)	196	1,224

Income tax expense	496	671	1,548

Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	0	(4)	4

Cumulative translation adjustment	(12)	16	32

Unrealized gains/(losses) on securities	6	12	(2)

Actuarial gains/(losses)	1	(172)	(82)

Net prior service credit/(cost)	63	105	3

Share-based compensation and treasury shares	(50)	256	(671)

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2012	2011	2010

Income from continuing operations before taxes (CHF million)

Switzerland	1,680	455	1,734

Foreign	501	3,006	5,753

Income from continuing operations before taxes	2,181	3,461	7,487

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	480	761	1,647

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	275	(40)	519

Non-deductible amortization of other intangible assets and goodwill impairment	2	0	1

Other non-deductible expenses	393	447	623

Additional taxable income	11	8	22

Lower taxed income	(415)	(424)	(775)

Income taxable to noncontrolling interests	(117)	(289)	(278)

Changes in tax law and rates	182	172	119

Changes in deferred tax valuation allowance	14	471	54

Tax deductible impairments of Swiss subsidiary investments	(161)	(55)	0

Other	(168)	(380)	(384)

Income tax expense	496	671	1,548

Details of the tax effect of temporary differences
Details of the tax effect of temporary differences
end of	2012	2011

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,295	2,262

Loans	441	392

Investment securities	1,805	1,489

Provisions	1,760	1,943

Business combinations	0	101

Derivatives	355	395

Real estate	243	212

Net operating loss carry-forwards	5,181	7,294

Other	207	178

Gross deferred tax assets before valuation allowance	12,287	14,266

Less valuation allowance	(2,554)	(2,690)

Gross deferred tax assets net of valuation allowance	9,733	11,576

Compensation and benefits	(174)	(129)

Loans	(162)	(147)

Investment securities	(1,373)	(1,356)

Provisions	(402)	(379)

Business combinations	(20)	(227)

Derivatives	(295)	(392)

Leasing	(40)	(58)

Real estate	(78)	(82)

Other	(217)	(296)

Gross deferred tax liabilities	(2,761)	(3,066)

Net deferred tax assets	6,972	8,510

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2012	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	29

Due to expire within 2 to 5 years	10,637

Due to expire within 6 to 10 years	1,996

Due to expire within 11 to 20 years	2,759

Amount due to expire	15,421

Amount not due to expire	11,797

Total net operating loss carry-forwards	27,218

Movements in the valuation allowance
Movements in the valuation allowance
in	2012	2011	2010

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,690	2,264	2,799

Net changes	(136)	426	(535)

Balance at end of period	2,554	2,690	2,264

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2012	2011	2010

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	597	466	539

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	41	(280)	615

Tax benefits in respect of tax on dividend equivalent payments	12	2	26

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2012	2011	2010

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	373	578	964

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	33	54	53

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(58)	(177)	(286)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	39	30	39

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	(65)	(31)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(43)	(19)	(91)

Other (including foreign currency translation)	80	(28)	(70)

Balance at end of period	420	373	578

of which, if recognized, would affect the effective tax rate	414	366	554

Interest and penalties
Interest and penalties
in	2012	2011	2010

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(13)	(19)	(43)

Interest and penalties recognized in the consolidated balance sheets	69	86	209

Bank
Details of current and deferred taxes
Details of current and deferred taxes
in	2012	2011	2010

Current and deferred taxes (CHF million)

Switzerland	85	(35)	25

Foreign	544	429	237

Current income tax expense	629	394	262

Switzerland	(121)	(251)	(296)

Foreign	(30)	316	1,341

Deferred income tax expense	(151)	65	1,045

Income tax expense	478	459	1,307

Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	0	(4)	4

Cumulative translation adjustment	(12)	16	32

Unrealized gains/(losses) on securities	(1)	16	0

Actuarial gains/(losses)	30	29	(46)

Net prior service cost	(2)	(1)	0

Share-based compensation and treasury shares	(53)	275	(608)

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2012	2011	2010

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,170	(176)	1,117

Foreign	803	2,677	5,419

Income from continuing operations before taxes	1,973	2,501	6,536

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	434	550	1,438

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	312	(11)	562

Non-deductible amortization of other intangible assets and goodwill impairment	0	0	1

Other non-deductible expenses	382	444	621

Additional taxable income	6	6	22

Lower taxed income	(407)	(422)	(765)

Income taxable to noncontrolling interests	(117)	(312)	(282)

Changes in tax law and rates	182	170	119

Changes in deferred tax valuation allowance	11	471	56

Tax deductible impairments of Swiss subsidiary investments	(161)	(55)	0

Other	(164)	(382)	(465)

Income tax expense	478	459	1,307

Details of the tax effect of temporary differences
Details of the tax effect of temporary differences
end of	2012	2011

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,279	2,172

Loans	441	392

Investment securities	1,818	1,480

Provisions	1,760	1,943

Business combinations	0	101

Derivatives	343	385

Real estate	242	212

Net operating loss carry-forwards	5,177	7,291

Other	204	174

Gross deferred tax assets before valuation allowance	12,264	14,150

Less valuation allowance	(2,550)	(2,689)

Gross deferred tax assets net of valuation allowance	9,714	11,461

Compensation and benefits	(164)	(129)

Loans	(162)	(147)

Investment securities	(1,354)	(1,199)

Provisions	(402)	(378)

Business combinations	(20)	(227)

Derivatives	(295)	(392)

Leasing	(40)	(58)

Real estate	(78)	(82)

Other	(208)	(288)

Gross deferred tax liabilities	(2,723)	(2,900)

Net deferred tax assets	6,991	8,561

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2012	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	29

Due to expire within 2 to 5 years	10,637

Due to expire within 6 to 10 years	1,981

Due to expire within 11 to 20 years	2,759

Amount due to expire	15,406

Amount not due to expire	11,778

Total net operating loss carry-forwards	27,184

Movements in the valuation allowance
Movements in the valuation allowance
in	2012	2011	2010

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,689	2,262	2,794

Net changes	(139)	427	(532)

Balance at end of period	2,550	2,689	2,262

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2012	2011	2010

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	596	464	536

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	30	(277)	615

Tax benefits in respect of tax on dividend equivalent payments	12	1	26

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2012	2011	2010

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	370	578	944

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	33	54	53

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(58)	(177)	(286)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	38	29	37

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	(65)	(12)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(43)	(19)	(88)

Other (including foreign currency translation)	80	(30)	(70)

Balance at end of period	416	370	578

of which, if recognized, would affect the effective tax rate	410	364	553

Interest and penalties
Interest and penalties
in	2012	2011	2010

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(13)	(19)	(42)

Interest and penalties recognized in the consolidated balance sheets	64	82	206